Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (24,929)	$ (14,765)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	727	784
Stock based compensation	85	139
Loss on issuance of securities in recapitalization transaction	17,908
Change in fair value of derivative liabilities	(9,734)
Other non-cash expenses	73	15
Changes in assets and liabilities:
Prepayments and other current assets	(1,331)	(1,685)
Research and development tax credits receivable	(2,116)	(2,392)
Accounts payable	(2,052)	2,509
Deferred revenues	(322)	(240)
Operating lease obligations	(100)	(91)
Other liabilities and accrued expenses	1,356	(1,871)
Net cash used in operating activities	(20,435)	(17,597)
Cash Flows from Investing Activities:
Purchase of software		(19)
Purchase of property and equipment	(161)	(202)
Net cash used in investing activities	(161)	(221)
Cash Flows from Financing Activities:
Net proceeds from recapitalization transaction	11,543
Net proceeds from issuance of common stock	24,800	23,129
Net proceeds from issuance of warrants		3,270
Net proceeds from warrant exercises	44
Lease liability payments	(6)	(8)
Net cash provided by financing activities	36,381	26,391
Effect of exchange rate changes on cash and cash equivalents	857	(1,191)
Change in cash and cash equivalents	16,642	7,382
Cash and cash equivalents at beginning of year	11,990	5,031
Cash and cash equivalents at end of year	28,632	12,413
Supplemental disclosures of non-cash investing and financing activities
Cash paid for interest	$ 115	$ 110